SHARE-BASED COMPENSATION - Share option activities (Details)			12 Months Ended
	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥) shares
Stock Options
Number of Options
Outstanding at beginning of year | shares			50,000	50,000
Granted | shares		5,750,000	0	0
Exercised | shares			0	0
Forfeited | shares	(4,700,000)		0	0
Outstanding at end of year | shares			50,000	50,000	50,000	50,000
Vested and expected at end of year | shares			50,000						50,000
Exercisable at end of year | shares			50,000						50,000
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares			$ 0.93
Granted | $ / shares			0.00
Exercised | $ / shares			0.00
Forfeited | $ / shares			0.00
Outstanding at end of year | $ / shares			0.93		$ 0.93
Vested and expected at end of year | $ / shares			0.93
Exercisable at end of year | $ / shares			$ 0.93
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of year			2 years 26 days	2 years 26 days	3 years 26 days	3 years 26 days
Vested and expected to vest at end of year			2 years 26 days	2 years 26 days
Exercisable at end of year			2 years 26 days	2 years 26 days
Aggregate Intrinsic Value
Outstanding at beginning of year | ¥				¥ 0
Granted | ¥ / shares				¥ 0.00
Exercised			$ 0	¥ 0	$ 0		$ 0
Forfeited | ¥				0
Outstanding at end of year | ¥				¥ 0		¥ 0
Vested and expected to vest at end of period | ¥									¥ 0
Exercisable at end of period | ¥									¥ 0
Performance conditions
Number of Options
Outstanding at beginning of year | shares			1,000,000	1,000,000
Granted | shares			0	0
Exercised | shares			0	0
Forfeited | shares			(1,000,000)	(1,000,000)
Outstanding at end of year | shares			0	0	1,000,000	1,000,000
Vested and expected at end of year | shares			0						0
Exercisable at end of year | shares			0						0
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares			$ 0.93
Granted | $ / shares			0.00
Exercised | $ / shares			0.00
Forfeited | $ / shares			0.93
Outstanding at end of year | $ / shares			0.00		$ 0.93
Vested and expected at end of year | $ / shares			0.00
Exercisable at end of year | $ / shares			$ 0.00
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of year			0 years	0 years	3 years 26 days	3 years 26 days
Vested and expected to vest at end of year			0 years	0 years
Exercisable at end of year			0 years	0 years
Aggregate Intrinsic Value
Outstanding at beginning of year | ¥				¥ 0
Granted | ¥ / shares				¥ 0.00
Exercised | ¥				¥ 0
Forfeited | ¥				0
Outstanding at end of year | ¥				¥ 0		¥ 0
Vested and expected to vest at end of period | ¥									¥ 0
Exercisable at end of period | ¥									¥ 0
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of year | shares			5,111,250	5,111,250
Granted | shares			0	0
Exercised | shares			0	0
Forfeited | shares			0	0
Outstanding at end of year | shares			5,111,250	5,111,250	5,111,250	5,111,250
Vested and expected at end of year | shares			5,111,250						5,111,250
Exercisable at end of year | shares			5,111,250						5,111,250
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares			$ 0.049
Granted | $ / shares			0.000
Exercised | $ / shares			0.000
Forfeited | $ / shares			0.000
Outstanding at end of year | $ / shares			0.049		$ 0.049
Vested and expected at end of year | $ / shares			0.049
Exercisable at end of year | $ / shares			$ 0.049
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of year			2 months 27 days	2 months 27 days	1 year 2 months 27 days	1 year 2 months 27 days
Vested and expected to vest at end of year			2 months 27 days	2 months 27 days
Exercisable at end of year			2 months 27 days	2 months 27 days
Aggregate Intrinsic Value
Outstanding at beginning of year | $			$ 0
Granted | ¥ / shares				¥ 0
Exercised | $			0		$ 0		$ 0	$ 0
Forfeited | $			0
Outstanding at end of year | $			0		$ 0
Vested and expected to vest at end of period | $			0
Exercisable at end of period | $			$ 0